Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

Villere Balanced Fund
TICKER: VILLX
Villere Equity Fund
TICKER: VLEQX
(together, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated May 29, 2025 to the Statutory Prospectus dated December 29, 2024

Effective June 2, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Villere Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Villere Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Statutory Prospectus